Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 36.5	$ 90.5
Restricted cash	10.5	21.2
Accounts receivable, net	68.6	90.5
Inventories	14.1	10.7
Taxes applicable to subsequent years	77.8	72.6
Regulatory Assets, Current	19.7	41.1
Income Taxes Receivable, Current	23.6	0.0
Prepayments and other current assets	7.6	12.9
Assets held for sale - current	17.7	8.7
Total current assets	276.1	348.2
Property, plant and equipment:
Property, plant & equipment	1,701.9	1,615.6
Less: Accumulated depreciation and amortization	(362.6)	(310.8)
Property, plant and equipment, net of depreciation	1,339.3	1,304.8
Construction work in process	106.3	32.2
Total net property, plant & equipment	1,445.6	1,337.0
Other non-current assets:
Regulatory Assets, Noncurrent	173.8	152.6
Intangible assets, net of amortization	19.4	18.4
Other non-current assets	20.9	21.6
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0.0	5.3
Total other non-current assets	214.1	197.9
Total assets	1,935.8	1,883.1
LIABILITIES AND SHAREHOLDER'S EQUITY
Current portion - long-term debt	283.8	103.6
Accounts payable	74.4	58.1
Accrued interest	11.4	14.3
Accrued taxes	79.6	76.7
Customer security deposits	20.7	21.3
Regulatory Liability, Current	27.9	34.9
Other current liabilities	21.2	22.0
Liabilities held for sale - current	6.9	12.2
Total current liabilities	525.9	343.1
Non-current liabilities:
Long-term debt	1,223.3	1,372.3
Deferred taxes	127.2	116.1
Taxes payable	81.4	76.1
Regulatory Liability, Noncurrent	243.6	278.3
Pension, retiree and other benefits	79.9	82.3
Other deferred credits	20.2	17.4
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	6.2	69.2
Total non-current liabilities	1,781.8	2,011.7
Common shareholder's equity:
Common stock	0.0	0.0
Other paid-in capital	2,370.7	2,370.5
Accumulated other comprehensive income/(loss)	(3.6)	2.2
Retained earnings / (deficit)	(2,739.0)	(2,844.4)
Total common shareholder's equity	(371.9)	(471.7)
Total Liabilities and Shareholder's Equity	$ 1,935.8	$ 1,883.1